ORGANIZATION AND PROPOSED ACQUISITION OF D. S RAIDER (Details Narrative) - USD ($)	Apr. 30, 2021	Apr. 15, 2021	Feb. 10, 2021	Aug. 09, 2019
Capital units, authorized				1,000,000
Capital Unit, Class B [Member]
Capital units, authorized				25,000
Common Stock [Member]
Capital units, authorized				975,000
D.S Raider Ltd Member | Share Purchase Agreement Acquisition [Member]
Aggregate purchase price	$ 2,000,000	$ 1,850,000	$ 30,000,000
Equity financing of minimum			$ 40,000,000